7. Income Taxes (Details - Tax expense) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015		Dec. 31, 2015 [1]
Current tax
Total current tax expense, net		$ 158,639	$ 42,367	$ 21,507	[1]
Deferred tax
In respect of the current year		15,867	(130,306)	122,386	[1]
Total income tax expense/(benefit) recognized in the current year relating to continuing operations		174,506	(87,939)	$ 143,893		$ 143,893
Current Year Tax [Member]
Current tax
Total current tax expense, net		166,252	34,261			183,005
Deferred tax
In respect of the current year		15,867	(130,306)			122,386
Prior Year Tax [Member]
Current tax
Total current tax expense, net		(14,227)	6,663			(12,664)
Others Fiscal Unit [Member]
Current tax
Total current tax expense, net	[2]	$ 6,614	$ 1,443			$ (148,834)

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).
[2]	During 2016, the Italian fiscal authority issued a new tax rule beginning in the fiscal year ended December 31, 2015 and continuing through 2017 allowing utilization of fiscal unit structure in tax reporting to offset and utilize operating losses amongst subsidiaries with common ownership, resulting in tax benefits to the Group.